Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Entity Listings [Line Items]
Entity Registrant Name	IBEX Ltd
Entity Central Index Key	0001720420
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Series A Convertible Preference Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1
Series B Convertible Preference Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	11,083,691.3814
Series C Convertible Preference Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	111,986.4786
Class B Common Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,851,788